EQUITY - Disclosure of changes in issued and outstanding share capital (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Beginning Balance	7,569,526	6,811,620
Common Shares issued as a result of options exercises		21,736
Common Shares issued related secondary transaction and business combinations		126,006
Issuance of treasury common shares		10,165
Issuance Of Common Shares Pursuant To Debt Settlement	492,492
Issuance Of Common Shares Pursuant To Vested R S U	54,999
Issuance of Common Shares	5,277,119	599,999
Ending Balance	13,394,136	7,569,526